11. SEGMENT INFORMATION (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
SEGMENT INFORMATION
Identifiable Assets	$ 67,327,578	$ 74,589,810
USAMember
SEGMENT INFORMATION
Identifiable Assets	59,109,094	52,424,129
CanadaMember
SEGMENT INFORMATION
Identifiable Assets	6,021,075	18,345,690
AustraliaMember
SEGMENT INFORMATION
Identifiable Assets	1,925,703	1,993,279
MongoliaMember
SEGMENT INFORMATION
Identifiable Assets	257,147	1,781,099
OtherCountryMember
SEGMENT INFORMATION
Identifiable Assets	$ 14,559	$ 45,613